PIMCO RAE Emerging Markets Fund Annual Fund Operating Expenses - PIMCO RAE Emerging Markets Fund	Jun. 30, 2026
Institutional
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Distribution and Service (12b-1) Fees
Expenses (as a percentage of Assets)	0.75%
I-2
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.85%
Distribution and Service (12b-1) Fees
Expenses (as a percentage of Assets)	0.85%
A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.85%
Distribution and Service (12b-1) Fees	0.25%
Expenses (as a percentage of Assets)	1.10%